Supplemental cash flow information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Supplemental disclosure of non-cash financing activities:
Non-cash capital contribution from conversion of debt	$ 0	$ 101,500